Reverse takeover transaction with NCAC (Tables)	12 Months Ended
Mar. 31, 2024
Reverse takeover transaction with NCAC
Summary of calculation of listing expenses

Listing
Expense
Consideration paid:
Shares issued to NCAC shareholders	7,794,659
Total consideration shares issued	7,794,659
Fair value of the common shares	$4.79
Deemed consideration amount for the common shares issued	$37,336,416

Net identifiable liabilities acquired:
Cash and cash equivalent	$203
Accounts payable and accrued liabilities	$(2,136,505)
NCAC promissory note (Note 11)	$(1,413,529)
Derivative warrant liabilities (Note 10)	$(595,358)
Net liabilities acquired	$4,145,189

Listing expense	$41,481,605